Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 5,652	$ 5,034
Allowance for credit losses	(2,864)	(1,876)
Total accounts receivable, net	2,788	3,158
Beginning balance	1,876	308
Addition	924	1,554
Foreign exchange translation	64	14
Ending balance	$ 2,864	$ 1,876